Investment Properties (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about investment property [abstract]
Summary of Investment Properties
(1)	Investment properties as of December 31, 2021 and 2022 are as follows:

		2021
		Acquisition cost	Government grants	Accumulated depreciation	Book value

		In millions of won
Land	￦	201,605	—	—	201,605
Buildings		19,543	(30)	(8,334)	11,179

	￦	221,148	(30)	(8,334)	212,784

		2022
		Acquisition cost	Government grants	Accumulated depreciation	Book value

		In millions of won
Land	￦	194,417	—	—	194,417
Buildings		20,241	(21)	(6,351)	13,869

	￦	214,658	(21)	(6,351)	208,286

Summary of Changes in Investment Properties
(2)	Changes in investment properties for the years ended December 31, 2021 and 2022 are as follows:

		2021
		Beginning balance	Depreciation	Others	Ending balance

		In millions of won
Land	￦	200,391	—	1,214	201,605
Buildings		24,833	(1,387)	(12,237)	11,209
(Government grants)		(29)	1	(2)	(30)

	￦	225,195	(1,386)	(11,025)	212,784

		2022
		Beginning balance	Disposal	Depreciation	Others	Ending balance

		In millions of won
Land	￦	201,605	(208)	—	(6,980)	194,417
Buildings		11,209	—	(487)	3,168	13,890
(Government grants)		(30)	—	1	8	(21)

	￦	212,784	(208)	(486)	(3,804)	208,286

Summary of Income and Expenses Related to Investment Properties
(3)	Income and expenses related to investment properties for the years ended December 31, 2021 and 2022 are as follows:

		2021	2022

		In millions of won
Rental income	￦	10,118	9,775
Operating and maintenance expenses related to rental income		(1,386)	(587)

	￦	8,732	9,188

Summary of Fair Value of Investment Properties
(4)	Fair value of investment properties as of December 31, 2021 and 2022 are as follows:

		2021		2022
		Book value	Fair value	Book value	Fair value

		In millions of won
Land	￦	201,605	268,702	194,417	292,827
Buildings		11,179	13,636	13,869	15,626

	￦	212,784	282,338	208,286	308,453